Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The table below presents by level within the fair value hierarchy a summary of the Plan's investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Level 1	Level 2	Level 3	Total
2025:
IDACORP Common Stock	$82,837,447	$—	$—	$82,837,447
Mutual Funds	837,945,117	—	—	837,945,117
Brokerage Securities	30,023,681	—	—	30,023,681
Common Collective Trust, Money Market	—	51,624,078	—	51,624,078
Total investments, at fair value	$950,806,245	$51,624,078	$—	$1,002,430,323

2024:
IDACORP Common Stock	$74,523,463	$—	$—	$74,523,463
Mutual Funds	733,238,265	—	—	733,238,265
Brokerage Securities	24,374,986	—	—	24,374,986
Common Collective Trust, Money Market	—	50,010,366	—	50,010,366
Total investments, at fair value	$832,136,714	$50,010,366	$—	$882,147,080